Deferred Income Tax Assets and Liabilities - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities, opening balance	$ (48,847)	$ (46,975)	$ (42,100)
Additions due to acquisition during the year			(1,280)
Recognized in consolidated statements of income	5,943	(907)	(5,280)
Recognized in other comprehensive income			(10,110)
Exchange Difference	284	(965)	2,695
Deferred Tax Liabilities, closing balance	(42,620)	(48,847)	(46,975)
Property and Equipment | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities, opening balance	(1,228)	(1,247)	(240)
Additions due to acquisition during the year
Recognized in consolidated statements of income	452	24	(11)
Recognized in other comprehensive income			(1,010)
Exchange Difference		(5)	14
Deferred Tax Liabilities, closing balance	(776)	(1,228)	(1,247)
Others | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities, opening balance	(29)	(14)	(107)
Additions due to acquisition during the year
Recognized in consolidated statements of income		(14)	94
Recognized in other comprehensive income
Exchange Difference		(1)	(1)
Deferred Tax Liabilities, closing balance	(29)	(29)	(14)
Intangible Assets | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities, opening balance	(47,590)	(45,714)	(41,753)
Additions due to acquisition during the year			(1,280)
Recognized in consolidated statements of income	5,491	(917)	(5,363)
Recognized in other comprehensive income
Exchange Difference	284	(959)	2,682
Deferred Tax Liabilities, closing balance	(41,815)	(47,590)	(45,714)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, opening balance	12,986	15,061	15,165
Additions due to acquisition during the year			134
Recognized in consolidated statements of income	(9,514)	(2,310)	730
Recognized in other comprehensive income
Exchange Difference	(20)	235	(968)
Deferred Tax Assets, closing balance	3,452	12,986	15,061
Deferred Tax Assets | Minimum Alternate Tax Carry-Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, opening balance	11,749	14,170	14,246
Additions due to acquisition during the year
Recognized in consolidated statements of income	(10,882)	(2,621)	821
Recognized in other comprehensive income
Exchange Difference	60	200	(897)
Deferred Tax Assets, closing balance	927	11,749	14,170
Deferred Tax Assets | Property and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, opening balance	155	57	151
Additions due to acquisition during the year			86
Recognized in consolidated statements of income	(72)	95	(177)
Recognized in other comprehensive income
Exchange Difference		3	(3)
Deferred Tax Assets, closing balance	83	155	57
Deferred Tax Assets | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, opening balance	1,082	834	768
Additions due to acquisition during the year			48
Recognized in consolidated statements of income	1,440	216	86
Recognized in other comprehensive income
Exchange Difference	(80)	32	(68)
Deferred Tax Assets, closing balance	$ 2,442	$ 1,082	$ 834